Property and Equipment, Net and Right-of-Use Assets, Net - Schedule of Fixed and Right-of-Use Assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property and Equipment, Net and Right-of-Use Assets, Net - Schedule of Fixed and Right-of-Use Assets (Details) [Line Items]
Cost, Beginning balance	R$ 7,151	R$ 5,888	R$ 280
Cost, Ending balance	8,529	7,151	5,888
Accumulated depreciation, Beginning balance	(2,778)	(1,033)	(70)
At December Accumulated depreciation, Ending balance	(3,104)	(2,778)	(1,033)
Net amount	5,425	4,373	4,855
Cost, Additions	4,273	1,443	3,058
Cost, Acquisitions	345		2,793
Cost, Disposals	(3,240)	(180)	(243)
Accumulated depreciation, Depreciation expense	(1,912)	(1,810)	(1,071)
Accumulated depreciation, Acquisitions	(65)
Accumulated depreciation, Disposals	1,651	65	108
Machinery and Equipment [Member]
Property and Equipment, Net and Right-of-Use Assets, Net - Schedule of Fixed and Right-of-Use Assets (Details) [Line Items]
Cost, Beginning balance	108	50
Cost, Ending balance	108	108	50
Accumulated depreciation, Beginning balance	(8)
At December Accumulated depreciation, Ending balance	(19)	(8)
Net amount	R$ 89	100	50
Depreciation period (in years)	3 years
Cost, Additions		58	50
Cost, Acquisitions
Cost, Disposals
Accumulated depreciation, Depreciation expense	(11)	(8)
Accumulated depreciation, Acquisitions
Accumulated depreciation, Disposals
Furniture [Member]
Property and Equipment, Net and Right-of-Use Assets, Net - Schedule of Fixed and Right-of-Use Assets (Details) [Line Items]
Cost, Beginning balance	556	548	71
Cost, Ending balance	809	556	548
Accumulated depreciation, Beginning balance	(151)	(58)	(12)
At December Accumulated depreciation, Ending balance	(241)	(151)	(58)
Net amount	R$ 568	405	490
Depreciation period (in years)	10 years
Cost, Additions	R$ 384	12	149
Cost, Acquisitions	12		450
Cost, Disposals	(143)	(4)	(122)
Accumulated depreciation, Depreciation expense	(88)	(94)	(93)
Accumulated depreciation, Acquisitions	(2)
Accumulated depreciation, Disposals		1	47
Computers and Peripherals [Member]
Property and Equipment, Net and Right-of-Use Assets, Net - Schedule of Fixed and Right-of-Use Assets (Details) [Line Items]
Cost, Beginning balance	2,871	1,849	186
Cost, Ending balance	3,826	2,871	1,849
Accumulated depreciation, Beginning balance	(803)	(342)	(53)
At December Accumulated depreciation, Ending balance	(895)	(803)	(342)
Net amount	R$ 2,931	2,068	1,507
Depreciation period (in years)	5 years
Cost, Additions	R$ 2,918	1,131	731
Cost, Acquisitions	225		959
Cost, Disposals	(2,188)	(109)	(27)
Accumulated depreciation, Depreciation expense	(832)	(519)	(290)
Accumulated depreciation, Acquisitions	(63)
Accumulated depreciation, Disposals	803	58	1
Facilities [Member]
Property and Equipment, Net and Right-of-Use Assets, Net - Schedule of Fixed and Right-of-Use Assets (Details) [Line Items]
Cost, Beginning balance	272	272	23
Cost, Ending balance	229	272	272
Accumulated depreciation, Beginning balance	(54)	(31)	(5)
At December Accumulated depreciation, Ending balance	(57)	(54)	(31)
Net amount	R$ 172	218	241
Depreciation period (in years)	10 years
Cost, Additions	R$ 24		25
Cost, Acquisitions			224
Cost, Disposals	(67)
Accumulated depreciation, Depreciation expense	(21)	(23)	(26)
Accumulated depreciation, Acquisitions
Accumulated depreciation, Disposals	18
Vehicles [Member]
Property and Equipment, Net and Right-of-Use Assets, Net - Schedule of Fixed and Right-of-Use Assets (Details) [Line Items]
Cost, Beginning balance	(50)	(50)
Cost, Ending balance		(50)	(50)
Accumulated depreciation, Beginning balance	50	44
At December Accumulated depreciation, Ending balance		50	44
Net amount			(6)
Depreciation period (in years)	10 years
Cost, Additions
Cost, Acquisitions			39
Cost, Disposals	50		(89)
Accumulated depreciation, Depreciation expense			(16)
Accumulated depreciation, Acquisitions
Accumulated depreciation, Disposals	(50)	6	60
Work in Progress [Member]
Property and Equipment, Net and Right-of-Use Assets, Net - Schedule of Fixed and Right-of-Use Assets (Details) [Line Items]
Cost, Beginning balance	47	62
Cost, Ending balance	47	47	62
Accumulated depreciation, Beginning balance
At December Accumulated depreciation, Ending balance
Net amount	47	47	62
Cost, Additions		52	67
Cost, Acquisitions
Cost, Disposals		(67)	(5)
Accumulated depreciation, Depreciation expense
Accumulated depreciation, Acquisitions
Accumulated depreciation, Disposals
Leasehold Improvements [Member]
Property and Equipment, Net and Right-of-Use Assets, Net - Schedule of Fixed and Right-of-Use Assets (Details) [Line Items]
Cost, Beginning balance	204	127
Cost, Ending balance	320	204	127
Accumulated depreciation, Beginning balance	(110)	(73)
At December Accumulated depreciation, Ending balance	(137)	(110)	(73)
Net amount	183	94	54
Cost, Additions	179	77	64
Cost, Acquisitions			63
Cost, Disposals	(63)
Accumulated depreciation, Depreciation expense	(98)	(37)	(73)
Accumulated depreciation, Acquisitions
Accumulated depreciation, Disposals	71
Right-of-Use Asset [Member]
Property and Equipment, Net and Right-of-Use Assets, Net - Schedule of Fixed and Right-of-Use Assets (Details) [Line Items]
Cost, Beginning balance	3,143	3,030
Cost, Ending balance	3,190	3,143	3,030
Accumulated depreciation, Beginning balance	(1,702)	(573)
At December Accumulated depreciation, Ending balance	(1,755)	(1,702)	(573)
Net amount	1,435	1,441	2,457
Cost, Additions	768	113	1,972
Cost, Acquisitions	108		1,058
Cost, Disposals	(829)
Accumulated depreciation, Depreciation expense	(862)	(1,129)	(573)
Accumulated depreciation, Disposals	R$ 809